Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Business Acquisition [Line Items]
Acquisitions, net of cash acquired	$ 106	$ 0	$ 0
Purchase price of goodwill	1,902	1,891	1,892
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Number of businesses acquired	2
Acquisitions, net of cash acquired	106
Purchase price of property, plant and equipment	50
Purchase price of intangible assets	41
Purchase price of goodwill	12
Shandong Tyson Xinchang Foods [Member]
Business Acquisition [Line Items]
Transaction closed amount for purchase of minority partner intrerest			$ 66
Minority interest percentage purchased from exercise of put options			40.00%